Management compensation and share based payments (Tables)	12 Months Ended
Jun. 30, 2019
Management Compensation and Share Based Payments [Abstract]
Schedule of expenses with management compensation
	2019	2018	2017
Board of directors and executive board compensation	2,869	2,491	3,528
Bonuses	8,315	6,856	5,957
Overall compensation	11,184	9,347	9,485
Share	741	646	-
Total compensation	11,925	9,993	9,485

Schedule of changes in the stock option plan
	Second grant	Third grant	Total
Outstanding on July 1, 2017	109,054	109,054	218,108
Exercised	(109,054)	(109,054)	(218,108)
Exercisable on June 30, 2018	-	-	-